Pension, Health Care and Postretirement Benefits Other Than Pensions - Components of Net Pension Costs and Cumulative OCI (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments at fair value:
Fair value of plan assets		$ 701,791	$ 742,521	$ 800,834
Plan assets measured at NAV or its equivalent	[1]	310,230	278,423	282,882
Fair value of plan assets, including NAV		1,012,021	1,020,944	1,083,716
Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets		465,820	513,481	546,071
Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets		235,971	229,040	254,763
Fair Value, Inputs, Level 3 [Member]
Investments at fair value:
Fair value of plan assets
Equity investments [Member]
Investments at fair value:
Fair value of plan assets	[2]	393,045	435,690	487,357
Equity investments [Member] | Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets	[2]	321,152	372,033	404,542
Equity investments [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[2]	71,893	63,657	82,815
Fixed Income Investments [Member]
Investments at fair value:
Fair value of plan assets	[3]	294,103	290,470	285,042
Fixed Income Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Investments at fair value:
Fair value of plan assets	[3]	144,668	141,448	141,529
Fixed Income Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[3]	149,435	149,022	143,513
Other Assets [Member]
Investments at fair value:
Fair value of plan assets	[4]	14,643	16,361	28,435
Other Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Investments at fair value:
Fair value of plan assets	[4]	14,643	16,361	28,435
Domestic Defined Benefit Pension Plans [Member]
Net pension costs (credits):
Service costs		22,291	21,120	21,342
Interest costs		26,498	24,535	26,266
Expected returns on plan assets		(50,197)	(52,095)	(51,293)
Amortization of prior service costs		1,205	1,310	1,837
Amortization of actuarial losses		4,532	1,962
Ongoing pension costs (credits)		4,329	(3,168)	(1,848)
Net pension costs (credits)		4,329	(3,168)	(1,848)
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses arising during the year		18,926	15,359	47,785
Prior service costs arising during the year		2,081		2,242
Amortization of actuarial losses		(4,532)	(1,962)
Amortization of prior service costs		(1,205)	(1,310)	(1,837)
Total recognized in Cumulative other comprehensive loss		15,270	12,087	48,190
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss		19,599	8,919	46,342
Investments at fair value:
Fair value of plan assets		847,013	858,605	896,071	$ 870,386
Foreign Pension Plan [Member]
Net pension costs (credits):
Service costs		4,225	5,071	5,261
Interest costs		7,441	8,719	10,422
Expected returns on plan assets		(6,915)	(9,296)	(10,836)
Amortization of actuarial losses		1,540	1,910	1,413
Ongoing pension costs (credits)		6,291	6,404	6,260
Settlement costs (credits)		4,231	3,255	(3,422)
Net pension costs (credits)		10,522	9,659	2,838
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial losses arising during the year		17,030	1,907	21,792
Amortization of actuarial losses		(1,540)	(1,910)	(1,413)
Exchange rate loss recognized during year		(11,627)	(5,830)	(7,988)
Total recognized in Cumulative other comprehensive loss		3,863	(5,833)	12,391
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss		14,385	3,826	15,229
Investments at fair value:
Fair value of plan assets		$ 165,008	$ 162,339	$ 187,645	$ 184,963

[1]	This category includes pooled investment funds and private equity funds that are measured at NAV or its equivalent using the practical expedient. Therefore, these investments are not classified in the fair value hierarchy.
[2]	This category includes actively managed equity assets that track primarily to the S&P 500.
[3]	This category includes government and corporate bonds that track primarily to the Barclays Capital Aggregate Bond Index.
[4]	This category includes real estate and pooled investment funds.